Leases - Schedule of Future Leases Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Leases Payments [Abstract]
2026	$ 73,999
2027	7,733
2028	1,642
Total undiscounted lease payments	83,374
Less: Imputed interest	(1,941)
Total lease liabilities	$ 81,433	$ 52,394